Due to banks and correspondents	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Due to banks and correspondents
12.	Due to banks and correspondents

(a)	This caption is comprised of the following:

	2023	2022
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Peru (b)	3,683,687	4,481,138
Promotional credit lines (c)	2,014,600	1,863,482
Loans received from foreign entities (d)	2,895,637	339,446
Loans received from Peruvian entities (e)	309,525	357,770

	8,903,449	7,041,836
Interest and commissions payable	122,481	58,810

	9,025,930	7,100,646

	2023	2022
	S/(000)	S/(000)
By term -
Short term	4,852,495	2,433,459
Long term	4,173,435	4,667,187

Total	9,025,930	7,100,646

(b)
As part of the exceptional measures implemented to mitigate the financial and economic impact generated by the Covid-19 pandemic, see Note 1(c), the BCRP issued a series of regulations related to the loans repurchase agreements. In this sense, during 2022, Interbank took in repurchase agreements of loan portfolios for an amount of S
/42,461,000.

As of December 31, 2023, includes repurchase operations on loans represented by securities according to which Interbank receives a debt in local currency for approximately S/540,158,000 (S/1,909,375,000 as of December 31, 2022), and gives commercial and micro and small business loans as guarantee; see Note 6(a). As of December 31, 2023, these obligations have maturities between July 2024 and November 2025, and accrue interest at effective rates 0.50 percent; these operations accrued interest payable for approximately S/114,000 (as of December 31, 2022, these obligations have maturities between May 2023 and November 2025, and accrued interest at effective rates between 0.50 percent; these operations accrued interest payable for S/4,049,000).
Additionally, as of December 31, 2023, it includes repurchase agreements whereby Interbank receives a debt in Soles for approximately S/3,143,529,000 and delivers securities of its investment portfolio as guarantees. In relation to said operations, Interbank delivered as guarantees Peruvian Sovereign Bonds and Negotiable Certificates of Deposits issued by the BCRP, which are recorded as investments at fair value through other comprehensive income and investments at amortized cost; see Note 5(b) and (d), respectively. These operations have a maturity between January 2024 and October 2024 and accrue interest at effective interest rates between 0.50 percent and 7.33 percent. These operations accrue interest payable for approximately S/59,864,000 (as of December 31, 2022, Interbank received a debt in Soles for approximately S/2,571,763,000, and gave as guarantee
s
Peruvian Sovereign Bonds, which are recorded as investments at fair value through other comprehensive income and at amortized cost, see Note 5(b) and (d), with maturities between January 2023 and October 2024, and accrued interest at effective interest rates between 0.50 percent and 8.64 percent, and accrued interest payable for approximately S/45,150,000).

(c)
Promotional credit lines are loans in Soles and US Dollars from the Corporación Financiera de Desarrollo (“COFIDE”) and Fondo Mivivienda (“FMV”) whose purpose is to promote development in Peru. These liabilities are guaranteed by a loan portfolio up to the amount of the line and include specific agreements on the use of funds, the financial conditions to be met and other management issues. In Management’s opinion, Interbank is meeting these requirements.

As of December 31, 2023, COFIDE’s loans accrued, in foreign currency, an effective annual interest rate that fluctuated between 5.81 percent and 10.62 percent, and maturities between December 2029 and October 2034 (as of December 31, 2022, they accrued, in local currency, an effective annual interest rate that fluctuated between 7.55 percent and 7.67 percent, and maturities in January 2027, and
,
in foreign currency
,
fluctuated between 5.81 percent and 8.05 percent, and maturities between December 2029 and October 2034).
As of December 31, 2023, FMV’s loans accrued, in local currency, an effective annual interest rate that fluctuated between 5.0 percent and 8.30 percent, and maturities between January 2024 and December 2048
,
and
,
in foreign currency
,
of 7.75 percent
,
and maturities between January 2024 and November 2028 (as of December 31, 2022, accrued in local currency, an effective annual interest rate between 5.00 and 8.30 percent, and maturities between January 2023 and December 2047, and in foreign currency, 7.75 percent
,
and maturities between January 2023 and November 2028).

(d)	As of December 31, 2023 and 2022, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2023	2022
			S/(000)	S/(000)
Standard Chartered Bank London (d.1)	United Kingdom	2026	662,161	—
Wells Fargo (d.2)	United States of America	2024	296,720	—
Citigroup Global Markets Inc. (d.3)	United States of America	2026	289,867	—
Sumitomo Mitsui Banking (d.4)	Japan	2026	259,630	—
Banco del Estado de Chile (d.5)	Chile	2025	241,085	57,210
Bank of America (d.6)	United States of America	2024	203,995	—
Bank of Montreal (d.7)	Canada	2024	185,450	—
Banco Bilbao Vizcaya Argentaria NY Branch (d.8)	Spain	2025	185,450	—
Caixabank S.A. Barcelona (d.9)	Spain	2024	166,905	114,420
JP Morgan Chase Bank NY (d.10)	United States of America	2024	111,270	114,420
Bank of New York (d.11)	United States of America	2024	92,725	—
Bank J. Safra Sarasin (d.12)	Switzerland	2024 / 2023	81,598	53,396
Standard Chartered Bank NY (d.13)	United States of America	2025	74,180	—
HSBC Branch India (d.14)	India	2024	37,090	—
Banco Interamericano de Desarrollo (d.15)	Multilateral	2024	7,511	—

			2,895,637	339,446

During the year 2023, the operations with foreign entities accrued an average interest rate between 6-month Term SOFR plus
0.75 percent and 6-month Term SOFR plus 1.70 percent (between 6-month Term SOFR plus 0.44 percent and 6-month Term SOFR plus 1.99 percent, during the year 2022).

(d.1)
Correspond to two loans received in March and June 2023 for S/281,784,000 and S/380,377,000, respectively, which accrue interest at a nominal annual rate of 7.51 percent and 6.55 percent, respectively.

(d.2)	Correspond to two loans received in July and September 2023 for US$30,000,000 and US$50,000,000, respectively, which accrue interest at the 6-month Term SOFR rate plus 0.73 percent.

(d.3)	Correspond to a loan received in April 2023 for S/289,867,000, which accrues interest at a nominal annual rate of 7.5 percent.

(d.4)	Correspond to a loan received in December 2023 for US$70,000,000, which accrues interest at the 6-month Term SOFR rate plus 1.60 percent.

(d.5)
Correspond to two loans received in May 2023 and December 2022 for US$50,000,000 and US$15,000,000, respectively, which accrue interest at the 6-month Term SOFR rate plus 1.70 percent and 6-month Term SOFR rate plus 1.99 percent, respectively. As of December 31, 2023, Interbank holds two cross currency swap contracts for a total of US$65,000,000 (approximately equivalent to S/241,085,000) that were designated as cash flow hedges (a contract for US$15,000,000, approximately equivalent to S/57,210,000, as of December 31, 2022); see Note 10(b). Through these operations, the loans were economically converted to fixed rates of 8.59 percent and 7.88 percent, respectively.

(d.6)
Correspond to two loans received in July and December 2023 for US$20,000,000 and US$35,000,000, respectively, which accrue interest at the 6-month Term SOFR rate plus 0.73 percent and 3-month Term SOFR rate plus 0.78 percent, respectively.

(d.7)	Correspond to a loan received in March 2023 for US$50,000,000, which accrues interest at the 6-month Term SOFR rate plus 0.95 percent.

(d.8)
Correspond to a loan received in April 2023 for US$50,000,000, which accrues interest at the 6-month Term SOFR rate plus

1.70 percent. In April 2023, Interbank signed a cross currency swap contract for a total of US$ 50,000,000 (approximately equivalent to S/185,450,000), which was designated as cash flow hedge; see Note 10(b). Through these operations, the loans were economically converted to a fixed rate of 7.90 percent.

(d.9)
Correspond to two loans received in December 2023 and July 2022 for US$15,000,000 and US$30,000,000, respectively, which accrue interest at the 6-month Term SOFR rate plus 0.74 percent and 6-month Term SOFR rate plus 1.35 percent, respectively. As of December 31, 2023, Interbank holds a cross currency swap contract for an amount of US$30,000,000 (approximately equivalent to S/111,270,000), which was designated as cash flow hedge; (a contract of US$30,000,000, approximately equivalent to S/114,420,000, as of December 31, 2022), see Note 10(b). Through this operation, the loan was economically converted to a fixed rate of 7.74 percent.

(d.10)
Correspond to a loan received in September 2022 for US$30,000,000, which accrue
s
interest at the 6-month Term SOFR rate plus 1.75 percent. As of December 31, 2023, Interbank holds a cross currency swap contract for an amount of US$30,000,000 (approximately equivalent to S/111,270,000), which was designated as cash flow hedge; (a contract of US$30,000,000, approximately equivalent to S/114,420,000, as of December 31, 2022) see Note 10(b). Through this operation, the loan was economically converted to a fixed rate of 8.40 percent.

(d.11)	Correspond to a loan received in October 2023 for US$25,000,000, which accrue s interest at the 6-month Term SOFR rate plus 0.73 percent.

(d.12)
Correspond to two loans received by Inteligo Bank in December 2023 for US$7,000,000 and US$15,000,000, which accrue interest at annual effective rates of 6.53 percent and 6.58 percent, respectively, and are guaranteed by corporate bonds. As of December 31, 2022, corresponded to a loan received by Inteligo Bank in December 22 for US$14,000,000, which accrued interest at the annual effective rate of 5.61 percent, and was guaranteed by corporate bonds; see Note 5(b).

(d.13)
Correspond to a loan received in January 2023 for US$20,000,000, which accrue
s
interest at the 3-month Term SOFR rate plus 1.90 percent. As of December 31, 2023, Interbank holds a cross currency swap contract for an amount of US$20,000,000 (approximately equivalent to S/74,180,000), which was designated as cash flow hedge; see Note 10(b). Through this operation, the loan was economically converted to a fixed rate of 8.59 percent.

(d.14)	Correspond to a loan received in March 2023 for US$10,000,000, which accrue s interest at the 12-month Term SOFR rate plus 1.35 percent.

(d.15)	Correspond to a loan received in October 2023 for US$2,025,000, which accrue s interest at the 3-month Term SOFR rate plus 0.75 percent.

(e)	As of December 31, 2023 and 2022, corresponds to the following funding in local and foreign currency:

	2023
Entity	Maturity	Currency	Book value
			S/(000)
Banco de Credito del Peru S.A.	Jan-24 / Jan-26	PEN	127,000
Scotiabank Peru S.A.A.	Jan-24 / Oct-25	PEN	75,465
Bank of GNB Peru S.A.	Jan-24	PEN	69,970
Bank of China (Peru) S.A.(e.1)	Nov-24	USD	37,090

			309,525

	2022
Entity	Maturity	Currency	Book value
			S/(000)
Scotiabank Peru S.A.A.	Jan-23 / Oct-25	PEN	120,718
Banco de Credito del Peru S.A.	Jan-23 / Oct-23	PEN	81,644
Bank of GNB Peru S.A.	Jan-23	PEN	71,500
Bank BBVA Continental	Jan-23	USD	45,768
Bank of China (Peru) S.A. (e.1)	Nov-24	USD	38,140

			357,770

(e.1)
As of December 31, 2023, includes a loan received from Bank of China Peru in October 2022 for US$10,000,000, which accrues interest at a 6-month Term SOFR rate plus 1.50 percent. As of December 31, 2023, Interbank holds a cross currency swap contract for an amount of US$10,000,000 (approximately equivalent to S/37,090,000), which was designated as cash flow hedge (a contract of US$10,000,000, approximately equivalent to S/38,140,000, as of December 31, 2022), see Note 10(b), through this operation, the loan was economically converted to a fixed rate of 8.18 percent.

(f)	As of December 31, 2023 and 2022, maturities are the following:

Year	2023	2022
	S/(000)	S/(000)
2023	—	2,433,459
2024	4,852,495	1,888,657
2025	1,185,753	1,331,489
2026	1,373,363	138,499
2027 onwards	1,614,319	1,308,542

Total	9,025,930	7,100,646